Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000
Previously Paid Amount	0
Total Fee Amount	26,100
Total Offset Amount	0
Net Fee	$ 26,100
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A